Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 13,463	$ 34,589	$ 55,111
Accounts receivable, net	75,401	64,788	62,780
Inventories	14,785	8,641	11,068
Prepaid expenses	1,768	3,265	2,429
Derivative instruments	55,748	12,840	1,429
Deferred income taxes			9,531
Total current assets	161,165	124,123	142,348
Property and equipment-at cost, net	75,853	65,711	66,014
Oil and natural gas properties, using the full cost method:
Proved	2,677,580	2,535,404	2,253,662
Unevaluated (excluded from the amortization base)	100,118	22,831	19,135
Accumulated depreciation, depletion, amortization and impairment	(1,203,858)	(1,135,567)	(1,003,261)
Total oil and natural gas properties	1,573,840	1,422,668	1,269,536
Derivative instruments	20,971	16,785
Deferred income taxes	982	7,526	20,617
Other assets	35,337	32,920	30,777
Assets, Total	1,868,148	1,669,733	1,529,292
Liabilities and stockholders' equity
Accounts payable and accrued liabilities	118,278	68,930	75,982
Accrued payroll and benefits payable	16,265	18,818	13,427
Accrued interest payable	23,811	30,882	23,695
Revenue distribution payable	17,072	20,800	17,223
Current maturities of long-term debt and capital leases	4,136	3,078	4,167
Derivative instruments		1,505	28,853
Deferred income taxes	34,873	23,704
Total current liabilities	214,435	167,717	163,347
Long-term debt and capital leases, less current maturities	1,143,401	1,031,495	957,920
Derivative instruments	265	127	2,482
Stock-based compensation	2,201	2,788	981
Asset retirement obligations	44,767	43,593	41,005
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred stock, 600,000 shares authorized, none issued and outstanding
Additional paid in capital	421,912	419,370	417,834
Accumulated deficit	3,028	(47,217)	(89,265)
Accumulated other comprehensive income, net of taxes	38,125	51,846	34,974
Total stockholders' equity	463,079	424,013	363,557
Total liabilities and stockholders' equity	1,868,148	1,669,733	1,529,292
Class A Common Stock
Stockholders' equity:
Common stock
Class B Common Stock
Stockholders' equity:
Common stock	4	4	4
Class C Common Stock
Stockholders' equity:
Common stock	2	2	2
Class D Common Stock
Stockholders' equity:
Common stock	3	3	3
Class E Common Stock
Stockholders' equity:
Common stock	5	5	5
Class F Common Stock
Stockholders' equity:
Common stock
Class G Common Stock
Stockholders' equity:
Common stock